Lease - Summary of Right-of-Use Assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Increase		₩ 12,486,698		₩ 12,638,471
Depreciation		(509,068)		(558,565)
Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		4,059,397		4,542,166
Increase		197,016		78,213
Depreciation		(509,068)		(558,565)
Decrease		(2,838)		(11,787)
Others		(33,382)		9,370
Ending balance		3,711,125		4,059,397
Right-of-use assets | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		7,848,138
Ending balance		5,992,724		7,848,138
Right-of-use assets | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(3,788,741)
Ending balance		(2,281,599)		(3,788,741)
Land
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		652,795		706,579
Increase		63,654		7,312
Depreciation		(41,260)		(57,231)
Decrease		0		0
Others		(13,390)		(3,865)
Ending balance		661,799		652,795
Land | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		814,795
Ending balance		886,076		814,795
Land | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(162,000)
Ending balance		(224,277)		(162,000)
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		62,884		47,222
Increase		42,399		22,336
Depreciation		(30,243)		(25,780)
Decrease		(1,042)		(1,469)
Others		858		20,575
Ending balance		74,856		62,884
Buildings | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		106,823
Ending balance		135,290		106,823
Buildings | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(43,939)
Ending balance		(60,434)		(43,939)
Structures
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		21,148		20,486
Increase		4,256		2,198
Depreciation		(1,758)		(1,536)
Decrease		0		0
Others		319		0
Ending balance		23,965		21,148
Structures | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		26,374
Ending balance		30,879		26,374
Structures | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(5,226)
Ending balance		(6,914)		(5,226)
Machinery
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		565		695
Increase		429		0
Depreciation		(159)		(130)
Decrease		0		0
Others		0		0
Ending balance		835		565
Machinery | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		1,308
Ending balance		1,737		1,308
Machinery | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(743)
Ending balance		(902)		(743)
Ships
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		3,029,219		3,437,363
Increase		0		9,694
Depreciation		(393,677)		(411,291)
Decrease		0		0
Others		(38,679)		(6,547)
Ending balance		2,596,863		3,029,219
Ships | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		4,217,735
Ending balance		4,151,460		4,217,735
Ships | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(1,188,516)
Ending balance		(1,554,597)		(1,188,516)
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		13,618		13,525
Increase		13,475		9,583
Depreciation		(8,673)		(8,162)
Decrease		(962)		(7)
Others		(2,742)		(1,321)
Ending balance		14,716		13,618
Vehicles | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		30,375
Ending balance		35,712		30,375
Vehicles | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(16,757)
Ending balance		(20,996)		(16,757)
Others
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		279,168	[1]	316,296
Increase		72,803		27,090
Depreciation		(33,298)		(54,435)
Decrease		(834)		(10,311)
Others		20,252		528
Ending balance	[1]	338,091		279,168
Others | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	[1]	2,650,728
Ending balance	[1]	751,570		2,650,728
Others | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	[1]	(2,371,560)
Ending balance	[1]	₩ (413,479)		₩ (2,371,560)

[1]	Including a power purchase agreement (“PPA”) with CGN Yulchon Generation Co., Ltd.